Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 33.7	SFr 31.2
Total other non-current financial liabilities at amortized cost	140.9	138.8
Total current and non-current financial liabilities	174.7	170.0
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	33.7	31.2
Total other non-current financial liabilities at amortized cost	140.9	138.8
Financial liabilities at amortized cost | Current lease liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	23.4	21.6
Total other non-current financial liabilities at amortized cost	140.9	138.8
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	10.3	9.5
Current refunds provision	SFr 9.1	SFr 9.5